Transition to IFRS 9 - Summary of Measurement Categories and Carrying Amounts of Financial Assets Determined in Accordance with IAS 39 and IFRS 9 (Parenthetical) (Detail) £ in Millions	Jan. 01, 2018 GBP (£)
Transition to IFRS 9 [line items]
Re-measurement	£ (211)
Allowance for credit losses [member]
Transition to IFRS 9 [line items]
Re-measurement	211
IFRS 9 [member]
Transition to IFRS 9 [line items]
Increase in deferred tax asset	68
IFRS 9 [member] | Allowance for credit losses [member]
Transition to IFRS 9 [line items]
Re-measurement	211
IFRS 9 [member] | Reclassifications [member]
Transition to IFRS 9 [line items]
Increase in deferred tax asset	14
IFRS 9 [member] | Remeasurements [member]
Transition to IFRS 9 [line items]
Increase in deferred tax asset	54
Financial guarantee contracts [member] | Provisions for off-balance sheet exposures (IAS 37/IFRS 9) [member] | Allowance for credit losses [member]
Transition to IFRS 9 [line items]
Re-measurement	6
Financial guarantee contracts [member] | Provisions for off-balance sheet exposures (IAS 37/IFRS 9) [member] | IFRS 9 [member] | Allowance for credit losses [member]
Transition to IFRS 9 [line items]
Re-measurement	6
Other Financial assets at fair value through profit or loss, category [member] | IFRS 9 [member] | FVTPL (Mandatory) [member]
Transition to IFRS 9 [line items]
Loans and receivables	1,071
Available-for-sale financial assets	110
Loans and advances to customers [member] | IFRS 9 [member]
Transition to IFRS 9 [line items]
Re-measurement	(211)
Loans and advances to customers [member] | IFRS 9 [member] | Amortised cost [member]
Transition to IFRS 9 [line items]
Social housing loans	977
Re-measurement	(211)
Loans and advances to customers [member] | IFRS 9 [member] | FVOCI [member]
Transition to IFRS 9 [line items]
Other loans and receivables	180
Trading Assets [member] | IFRS 9 [member] | FVOCI [member]
Transition to IFRS 9 [line items]
Other loans and receivables	£ 19